CREDIT FACILITIES AND DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
CREDIT FACILITIES AND DEBT

NOTE 5: DEBT

        On July 16, 2012, the $583,250 Series 2009-1 Asset-Backed Notes were redeemed as scheduled.

        On July 23, 2012, the Company renewed and increased by $400,000 one of the U.S. wholesale committed asset-backed facilities, with a maturity date of April 22, 2013.

        On September 26, 2012, the Company, through a bankruptcy-remote trust, issued $752,148 of amortizing, asset-backed notes secured by U.S. retail loan contracts.

        On September 27, 2012, the Company, through a bankruptcy-remote trust, sold C$450,000 ($458,728) of amortizing, asset-backed notes secured by Canadian retail loan contracts.

        On September 27, 2012, the Company renewed its $1.2 billion U.S. Retail asset-backed committed facility which matures September 27, 2014.

NOTE 7: CREDIT FACILITIES AND DEBT

        Lenders of committed credit facilities have the obligation to make advances up to the facility amount. These facilities generally provide for facility fees on the total commitment, whether used or unused.

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2011:

	2011
	Maturity*	Total Facility/Debt	Short-Term Outstanding**	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Sep 2013	$1,200,000	$91,640	$277,760	$830,600
Retail—Canada	Dec 2012	293,734	153,262	—	140,472
Commercial Revolving Accounts	Oct 2012	200,000	166,800	—	33,200
Wholesale VFN—U.S.	Various	1,150,000	1,150,000	—	—
Wholesale VFN—Canada	Dec 2012	573,516	488,010	—	85,506

Subtotal		3,417,250	2,049,712	277,760	1,089,778
Third Party Debt
Wholesale Term—U.S.	Various	803,250	803,250	—	—
Amortizing Retail Term ABS—N.A.	Various	5,013,006	1,730,937	3,282,069	—
Other ABS Financing—N.A.	Various	590,080	212,136	377,944	—

Subtotal		6,406,336	2,746,323	3,660,013	—
Unsecured Facility	2016	100,000	—	—	100,000
Unsecured Debt	2016	650,000	—	650,000	—

Total credit facilities and debt		$10,573,586	$4,796,035	$4,587,773	$1,189,778

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2011, for 2013 and thereafter is as follows:

2013	$1,459,352
2014	1,293,259
2015	916,722
2016	878,501
2017 and thereafter	39,939

Total	$4,587,773

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2010:

	2010
	Maturity*	Total Facility/Debt	Short-Term Outstanding	Long-Term Outstanding	Available
Committed ABCP Facilities
Retail—U.S.	Dec 2011	$1,200,000	$214,858	$—	$985,142
Retail—Canada	Various	399,543	31,235	92,693	275,615
Commercial Revolving Accounts	Oct 2011	225,000	176,300	—	48,700
Wholesale VFN—U.S.	Nov 2011	1,250,000	1,250,000	—	—
Wholesale VFN—Canada	Sep 2011	249,959	118,354	—	131,605

Subtotal		3,324,502	1,790,747	92,693	1,441,062
Third Party Debt
Wholesale Term—U.S.	Jul 2012	583,250	—	583,250	—
Wholesale Term—Canada	Dec 2012	325,976	—	325,976	—
Amortizing Retail Term ABS—N.A.	Various	4,549,302	1,756,740	2,792,562	—
Other ABS Financing—N.A	Various	577,861	328,445	249,416	—

Subtotal		6,036,389	2,085,185	3,951,204	—

Total credit facilities and debt		$9,360,891	$3,875,932	$4,043,897	$1,441,062

*
Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.

**
Short-term outstanding includes current maturities of long-term debt.

Committed Asset-Backed Facilities

        The Company has access to asset-backed commercial paper ("ABCP") facilities through which it may sell retail receivables. The Company utilizes these facilities to fund the origination of receivables and, per the terms of the facility, have later repurchased the receivables and either resold the receivables in the term ABS markets or found alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,493,734. Under the U.S. facility, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding 6 years. The Company believes that it is probable that these receivables will be repurchased and resold in the public ABS markets. Borrowings against these facilities accrue interest at prevailing asset-backed commercial paper rates.

        The Company finances part of its wholesale receivable portfolios with the issue of Variable Funding Notes ("VFN"); these notes were privately subscribed by certain bank conduits. These notes accrue interest at prevailing asset-backed commercial paper rates.

Third Party Debt

        Borrowings under third-party debt are a combination of both fixed rate and floating rate borrowings that bear interest at LIBOR plus an applicable margin.

Unsecured Facility

        In July 2011, CNH Capital entered into a $100 million five-year unsecured revolving credit facility.

Unsecured Debt

        In July 2011, CNH Capital entered into a $150 million five-year unsecured term loan at a floating rate based on LIBOR plus an applicable margin (3.20% as of December 31, 2011) due 2016.

        In November 2011, CNH Capital issued $500 million of debt securities at an annual fixed rate of 6.25% due 2016.

Covenants

        The unsecured indenture, among other things, limits the Company's ability and the ability of its restricted subsidiaries to incur secured debt or enter into certain sale leaseback transactions and limits the Company's ability and the ability of the guarantors to consolidate, merge, convey, transfer or lease all or substantially all of CNH Capital's or the guarantors' properties and assets.

Interest Rates

        Borrowings against the ABCP facilities bear interest at prevailing ABCP rates. The weighted-average interest rate on total short-term debt outstanding at December 31, 2011 and 2010 was 1.89% and 2.37%, respectively. The weighted- average interest rate on total long-term debt outstanding at December 31, 2011 and 2010 was 2.32% and 2.41%, respectively. The average rate is calculated using the actual rates at December 31, 2011 and 2010, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        CNH Capital LLC and CNH Global entered into a support agreement, dated November 4, 2011, pursuant to which CNH Global has agreed to, among other matters, (a) make cash capital contributions to CNH Capital LLC, to the extent that such payments are necessary to cause the ratio of (i) net earnings available for fixed charges to (ii) fixed charges of CNH Capital LLC and its subsidiaries to be not less than 1.05 for each fiscal quarter of CNH Capital LLC (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least fifty-one percent (51%) of the capital stock of CNH Capital LLC having voting power for the election of directors or managers and (c) cause CNH Capital LLC to have, as at the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. CNH Global is required to cure, directly or indirectly, any deficiency in the ratio of net earnings available for fixed charges to fixed charges or in the consolidated tangible net worth not later than 90 days following the end of the fiscal quarter in which the deficiency occurred. This support agreement is not intended to be and is not a guarantee by CNH Global of any indebtedness or other obligation of CNH Capital LLC. The obligations of CNH Global to CNH Capital LLC pursuant to this support agreement are to CNH Capital LLC only and do not run to, and are not enforceable directly by, any creditor of CNH Capital LLC. No payment by CNH Global was required under this support agreement since its inception.